Shareholder Fees - SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO	Apr. 29, 2023 USD ($)
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select IT Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none